Cover	Mar. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2022
Entity File Number	000-30156
Entity Registrant Name	RenovaCare, Inc.
Entity Central Index Key	0001016708
Entity Tax Identification Number	98-0384030
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9375 E. Shea Blvd.
Entity Address, Address Line Two	Suite 107-A
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	(888)
Local Phone Number	398-0202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false